Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
. Accumulated Other Comprehensive Income

Comprehensive income is comprised of net (loss) income and other comprehensive (loss) income. The Company includes unrealized net gains (losses) on investments held in its available-for-sale securities and unrealized gains (losses) on its cash flow hedges in other comprehensive (loss) income, and presents the amounts net of tax. The Company’s other comprehensive (loss) income is included in the Company’s Consolidated Statements of Comprehensive (Loss) Income.

The balance of “accumulated other comprehensive (loss) income,” net of tax, was as follows:

(in thousands)	Unrealized gains (losses) on available-for- sale securities	Total Accumulated Other Comprehensive Income

Balance at December 31, 2016	$—	$—

Activity for the year ended December 31, 2017	1,181	1,181
Ending Balance at December 31, 2017	1,181	1,181

Activity for the year ended December 31, 2018	(1,181)	(1,181)
Ending Balance at December 31, 2018	—	—

Activity for the year ended December 31, 2019	—	—
Ending Balance at December 31, 2019	$—	$—